SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 39.8%

Communication Services — 2.0%
AT&T
9.150%, 02/01/2023	$600	$629
0.934%, SOFRINDX + 0.640%, 03/25/2024 (A)	1,820	1,818
Magallanes
3.428%, 03/15/2024 (B)	750	745
NTT Finance
0.373%, 03/03/2023 (B)	2,300	2,256
Sky
3.125%, 11/26/2022 (B)	350	351
Verizon Communications
1.083%, SOFRINDX + 0.790%, 03/20/2026 (A)	500	499
0.793%, SOFRINDX + 0.500%, 03/22/2024 (A)	500	499
		6,797

Consumer Discretionary — 4.7%
7-Eleven
0.625%, 02/10/2023 (B)	3,530	3,468
American Honda Finance MTN
0.875%, 07/07/2023	300	294
Daimler Finance North America LLC
2.550%, 08/15/2022 (B)	2,110	2,113
Daimler Trucks Finance North America LLC
1.295%, U.S. SOFR + 1.000%, 04/05/2024 (A)(B)	450	450
1.035%, U.S. SOFR + 0.750%, 12/13/2024 (A)(B)	600	598
General Motors Financial
4.250%, 05/15/2023	525	531
3.550%, 07/08/2022	225	226
1.019%, U.S. SOFR + 0.760%, 03/08/2024 (A)	500	496
0.916%, U.S. SOFR + 0.620%, 10/15/2024 (A)	2,895	2,847
GSK Consumer Healthcare Capital US LLC
3.024%, 03/24/2024 (B)	420	416
Howard University
2.801%, 10/01/2023	380	374
Hyatt Hotels
1.345%, SOFRINDX + 1.050%, 10/01/2023 (A)	600	601
1.300%, 10/01/2023	175	170
Hyundai Capital America MTN
0.800%, 04/03/2023 (B)	450	440
Lennar
4.750%, 11/15/2022	700	704
Nordstrom
2.300%, 04/08/2024	210	201

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Starbucks
0.617%, SOFRINDX + 0.420%, 02/14/2024 (A)	$345	$345
Volkswagen Group of America Finance LLC
3.125%, 05/12/2023 (B)	1,275	1,275
2.900%, 05/13/2022 (B)	450	450
2.700%, 09/26/2022 (B)	325	325
		16,324

Consumer Staples — 1.2%
Coca-Cola Europacific Partners PLC
0.500%, 05/05/2023 (B)	975	950
Conagra Brands
0.500%, 08/11/2023	325	314
JDE Peet’s
0.800%, 09/24/2024 (B)	500	467
Keurig Dr Pepper
0.750%, 03/15/2024	2,010	1,918
McCormick
2.700%, 08/15/2022	365	365
Mondelez International
2.125%, 03/17/2024	290	285
		4,299

Energy — 2.1%
ConocoPhillips
2.400%, 12/15/2022	675	674
2.125%, 03/08/2024	450	443
Enbridge
0.835%, SOFRINDX + 0.630%, 02/16/2024 (A)	775	776
0.607%, U.S. SOFR + 0.400%, 02/17/2023 (A)	1,220	1,218
Energy Transfer
5.000%, 10/01/2022	585	587
Kinder Morgan Energy Partners
3.450%, 02/15/2023	1,535	1,542
Phillips 66
3.700%, 04/06/2023	285	286
Pioneer Natural Resources
0.550%, 05/15/2023	830	809
Saudi Arabian Oil
1.250%, 11/24/2023 (B)	200	194
Southern Natural Gas LLC
0.625%, 04/28/2023 (B)	285	278
		6,807

Financials — 16.9%
AIG Global Funding
0.800%, 07/07/2023 (B)	315	307
American Express
3.375%, 05/03/2024	350	350

SEI Daily Income Trust / Quarterly Report / April 30, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.750%, 11/03/2023	$1,655	$1,606
Aon
2.200%, 11/15/2022	140	140
Athene Global Funding
0.927%, SOFRINDX + 0.700%, 05/24/2024 (A)(B)	825	815
Bank of America
0.987%, U.S. SOFR + 0.690%, 04/22/2025 (A)	650	645
0.960%, U.S. SOFR + 0.660%, 02/04/2025 (A)	510	507
Bank of America MTN
1.486%, U.S. SOFR + 1.460%, 05/19/2024 (A)	300	295
0.909%, BSBY3M + 0.430%, 05/28/2024 (A)	575	572
Bank of Montreal
0.609%, SOFRINDX + 0.350%, 12/08/2023 (A)	600	597
Bank of Montreal MTN
0.897%, SOFRINDX + 0.620%, 09/15/2026 (A)	675	670
0.616%, SOFRINDX + 0.320%, 07/09/2024 (A)	325	321
Bank of Nova Scotia
1.950%, 02/01/2023	1,545	1,540
0.827%, SOFRINDX + 0.550%, 09/15/2023 (A)	845	843
0.679%, U.S. SOFR + 0.380%, 07/31/2024 (A)	650	645
0.573%, U.S. SOFR + 0.280%, 06/23/2023 (A)	325	324
Barclays Bank PLC
1.700%, 05/12/2022	225	225
BPCE MTN
3.000%, 05/22/2022 (B)	975	976
Brighthouse Financial Global Funding MTN
1.056%, U.S. SOFR + 0.760%, 04/12/2024 (A)(B)	445	446
Canadian Imperial Bank of Commerce
1.093%, U.S. SOFR + 0.800%, 03/17/2023 (A)	500	501
0.674%, SOFRINDX + 0.400%, 12/14/2023 (A)	2,210	2,202
Capital One
2.150%, 09/06/2022	250	250
Capital One Financial
0.956%, U.S. SOFR + 0.690%, 12/06/2024 (A)	425	423
Charles Schwab
0.790%, SOFRINDX + 0.500%, 03/18/2024 (A)	400	399

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citigroup
0.991%, U.S. SOFR + 0.694%, 01/25/2026 (A)	$350	$345
0.969%, U.S. SOFR + 0.669%, 05/01/2025 (A)	250	247
CNA Financial
7.250%, 11/15/2023	200	212
Commonwealth Bank of Australia
0.797%, U.S. SOFR + 0.520%, 06/15/2026 (A)(B)	425	422
Corebridge Financial
3.500%, 04/04/2025 (B)	230	228
Credit Suisse NY
0.689%, SOFRINDX + 0.390%, 02/02/2024 (A)	2,280	2,264
0.520%, 08/09/2023	650	629
Deutsche Bank NY
1.423%, U.S. SOFR + 1.219%, 11/16/2027 (A)	550	531
0.800%, U.S. SOFR + 0.500%, 11/08/2023 (A)	600	597
Discover Bank
3.350%, 02/06/2023	1,750	1,761
DNB Bank
2.968%, SOFRINDX + 0.810%, 03/28/2025 (A)(B)	275	271
Equitable Financial Life Global Funding
0.685%, U.S. SOFR + 0.390%, 04/06/2023 (A)(B)	575	574
Fifth Third Bank MTN
1.800%, 01/30/2023	250	249
GA Global Funding Trust
0.774%, U.S. SOFR + 0.500%, 09/13/2024 (A)(B)	1,745	1,715
Goldman Sachs Group
3.200%, 02/23/2023	1,315	1,320
0.997%, U.S. SOFR + 0.700%, 01/24/2025 (A)	425	421
0.872%, U.S. SOFR + 0.620%, 12/06/2023 (A)	2,255	2,243
0.769%, U.S. SOFR + 0.500%, 09/10/2024 (A)	250	247
0.627%, U.S. SOFR + 0.538%, 11/17/2023 (A)	425	418
HSBC Bank Canada
0.950%, 05/14/2023 (B)	2,775	2,726
HSBC Holdings PLC
3.600%, 05/25/2023	850	856
0.793%, U.S. SOFR + 0.580%, 11/22/2024 (A)	425	420
Jackson Financial
1.125%, 11/22/2023 (B)	425	410

2	SEI Daily Income Trust / Quarterly Report / April 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
1.182%, U.S. SOFR + 0.885%, 04/22/2027 (A)	$650	$636
0.873%, U.S. SOFR + 0.580%, 06/23/2025 (A)	325	321
0.865%, U.S. SOFR + 0.580%, 03/16/2024 (A)	500	498
0.773%, U.S. SOFR + 0.535%, 06/01/2025 (A)	400	394
KeyBank
0.640%, U.S. SOFR + 0.340%, 01/03/2024 (A)	575	571
0.620%, U.S. SOFR + 0.320%, 06/14/2024 (A)	400	396
Macquarie Bank MTN
0.441%, 12/16/2022 (B)	325	321
Macquarie Group MTN
1.006%, U.S. SOFR + 0.710%, 10/14/2025 (A)(B)	425	422
MassMutual Global Funding II
0.656%, U.S. SOFR + 0.360%, 04/12/2024 (A)(B)	400	399
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (B)	448	439
Mizuho Financial Group
1.128%, ICE LIBOR USD 3 Month + 0.630%, 05/25/2024 (A)	775	773
Moody’s
2.625%, 01/15/2023	1,740	1,741
Morgan Stanley
3.620%, U.S. SOFR + 1.160%, 04/17/2025 (A)	350	348
0.731%, U.S. SOFR + 0.616%, 04/05/2024 (A)	250	243
Morgan Stanley MTN
4.875%, 11/01/2022	625	633
3.750%, 02/25/2023	2,170	2,186
2.750%, 05/19/2022	1,145	1,146
Nasdaq
0.445%, 12/21/2022	250	247
National Bank of Canada
0.900%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.770%, 08/15/2023 (A)	475	473
0.750%, 08/06/2024	325	305
Nationwide Building Society
2.000%, 01/27/2023 (B)	375	373
0.550%, 01/22/2024 (B)	400	382
NatWest Group PLC
6.000%, 12/19/2023	450	463

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NatWest Markets PLC
0.725%, U.S. SOFR + 0.530%, 08/12/2024 (A)(B)	$490	$487
Nordea Bank Abp
1.000%, 06/09/2023 (B)	300	293
Pacific Life Global Funding II
0.500%, 09/23/2023 (B)	400	387
Principal Life Global Funding II
0.746%, U.S. SOFR + 0.450%, 04/12/2024 (A)(B)	170	170
0.611%, U.S. SOFR + 0.380%, 08/23/2024 (A)(B)	665	659
Protective Life Global Funding
1.082%, 06/09/2023 (B)	255	250
Royal Bank of Canada
1.900%, 09/23/2022 (B)	1,850	1,850
Royal Bank of Canada MTN
0.747%, SOFRINDX + 0.450%, 10/26/2023 (A)	400	400
Skandinaviska Enskilda Banken
0.550%, 09/01/2023 (B)	250	242
Societe Generale
1.346%, U.S. SOFR + 1.050%, 01/21/2026 (A)(B)	425	417
Sumitomo Mitsui Trust Bank MTN
0.714%, U.S. SOFR + 0.440%, 09/16/2024 (A)(B)	500	497
Toronto-Dominion Bank
2.100%, 07/15/2022 (B)	850	851
Toronto-Dominion Bank MTN
0.859%, U.S. SOFR + 0.590%, 09/10/2026 (A)	425	418
0.778%, U.S. SOFR + 0.480%, 01/27/2023 (A)	785	785
0.619%, U.S. SOFR + 0.350%, 09/10/2024 (A)	500	495
0.607%, U.S. SOFR + 0.355%, 03/04/2024 (A)	575	571
Truist Financial MTN
0.666%, U.S. SOFR + 0.400%, 06/09/2025 (A)	400	393
UBS
0.700%, 08/09/2024 (B)	400	377
UBS MTN
0.660%, U.S. SOFR + 0.360%, 02/09/2024 (A)(B)	400	398
USAA Capital
1.500%, 05/01/2023 (B)	525	517
		58,872

SEI Daily Income Trust / Quarterly Report / April 30, 2022	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care — 3.8%
AmerisourceBergen
0.737%, 03/15/2023	$450	$443
Anthem
3.125%, 05/15/2022	650	650
2.950%, 12/01/2022	575	577
AstraZeneca PLC
0.300%, 05/26/2023	650	635
Baxter International
0.675%, SOFRINDX + 0.440%, 11/29/2024 (A)(B)	425	423
Bristol-Myers Squibb
3.250%, 02/20/2023	409	412
0.537%, 11/13/2023	425	412
Cigna
3.750%, 07/15/2023	1,775	1,790
3.050%, 11/30/2022	350	352
0.613%, 03/15/2024	190	181
Humana
0.650%, 08/03/2023	1,700	1,650
Illumina
0.550%, 03/23/2023	400	392
PerkinElmer
0.550%, 09/15/2023	600	581
Royalty Pharma PLC
0.750%, 09/02/2023	700	678
Stryker
0.600%, 12/01/2023	230	221
Takeda Pharmaceutical
4.400%, 11/26/2023	1,295	1,315
Thermo Fisher Scientific
0.826%, SOFRINDX + 0.530%, 10/18/2024 (A)	1,810	1,803
Viatris
1.125%, 06/22/2022	450	449
		12,964

Industrials — 1.3%
AerCap Ireland Capital DAC
0.974%, U.S. SOFR + 0.680%, 09/29/2023 (A)	700	694
Air Lease MTN
1.176%, ICE LIBOR USD 3 Month + 0.350%, 12/15/2022 (A)	500	499
Boeing
2.700%, 05/01/2022	325	325
1.167%, 02/04/2023	475	469
Cargill
1.375%, 07/23/2023 (B)	300	295
Carlisle
0.550%, 09/01/2023	175	169

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DAE Funding LLC MTN
1.550%, 08/01/2024 (B)	$450	$420
Penske Truck Leasing LP
4.875%, 07/11/2022 (B)	1,505	1,514
Roper Technologies
0.450%, 08/15/2022	150	149
		4,534

Information Technology — 2.0%
Fidelity National Information Services
0.375%, 03/01/2023	425	417
Hewlett Packard Enterprise
4.450%, 10/02/2023	250	254
Microchip Technology
0.972%, 02/15/2024	375	357
Oracle
2.500%, 05/15/2022	500	500
Qorvo
1.750%, 12/15/2024 (B)	340	321
Salesforce
0.625%, 07/15/2024	1,560	1,478
Skyworks Solutions
0.900%, 06/01/2023	855	834
Take-Two Interactive Software
3.300%, 03/28/2024	525	522
TD SYNNEX
1.250%, 08/09/2024 (B)	650	611
VMware
1.000%, 08/15/2024	1,445	1,359
0.600%, 08/15/2023	400	387
		7,040

Materials — 0.2%
International Flavors & Fragrances
0.697%, 09/15/2022 (B)	215	213
Martin Marietta Materials
0.650%, 07/15/2023	480	468
		681

Utilities — 5.6%
American Electric Power
1.766%, ICE LIBOR USD 3 Month + 0.480%, 11/01/2023 (A)	1,060	1,060
Atmos Energy
0.625%, 03/09/2023	425	418
CenterPoint Energy
0.846%, SOFRINDX + 0.650%, 05/13/2024 (A)	325	323
CenterPoint Energy Resources
1.004%, ICE LIBOR USD 3 Month + 0.500%, 03/02/2023 (A)	368	367
0.700%, 03/02/2023	1,555	1,522

4	SEI Daily Income Trust / Quarterly Report / April 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cleco Power LLC
1.326%, ICE LIBOR USD 3 Month + 0.500%, 06/15/2023 (A)(B)	$650	$650
Dominion Energy
2.450%, 01/15/2023 (B)	550	549
1.356%, ICE LIBOR USD 3 Month + 0.530%, 09/15/2023 (A)	1,445	1,443
DTE Energy
0.550%, 11/01/2022	475	471
Duke Energy
0.519%, U.S. SOFR + 0.250%, 06/10/2023 (A)	500	498
Eversource Energy
2.800%, 05/01/2023	810	808
Mississippi Power
0.594%, U.S. SOFR + 0.300%, 06/28/2024 (A)	350	347
NextEra Energy Capital Holdings
2.940%, 03/21/2024	450	447
0.778%, SOFRINDX + 0.540%, 03/01/2023 (A)	1,350	1,348
0.750%, ICE LIBOR USD 3 Month + 0.270%, 02/22/2023 (A)	575	573
0.700%, SOFRINDX + 0.400%, 11/03/2023 (A)	705	701
OGE Energy
0.703%, 05/26/2023	245	238
ONE Gas
1.355%, ICE LIBOR USD 3 Month +
0.610%, 03/11/2023 (A)	287	286
Pacific Gas and Electric
3.250%, 02/16/2024	350	345
1.700%, 11/15/2023	275	267
1.347%, SOFRINDX + 1.150%, 11/14/2022 (A)	415	415
PPL Electric Utilities
1.216%, ICE LIBOR USD 3 Month + 0.250%, 09/28/2023 (A)	875	871
0.623%, U.S. SOFR + 0.330%, 06/24/2024 (A)	465	462
Public Service Enterprise Group
0.841%, 11/08/2023	2,370	2,284
Southern California Edison
1.125%, SOFRINDX + 0.830%, 04/01/2024 (A)	960	961
Southern California Gas
1.153%, ICE LIBOR USD 3 Month + 0.350%, 09/14/2023 (A)	970	965

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Virginia Electric and Power
3.450%, 09/01/2022	$750	$751
		19,370

Total Corporate Obligations (Cost $139,497) ($ Thousands)		137,688

ASSET-BACKED SECURITIES — 27.5%

Automotive — 14.3%
American Credit Acceptance Receivables Trust, Ser 2018-2, Cl D
4.070%, 07/10/2024 (B)	90	90
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl B
0.610%, 03/13/2025 (B)	1,232	1,230
American Credit Acceptance Receivables Trust, Ser 2021-2, Cl B
0.680%, 05/13/2025 (B)	165	164
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl A
0.330%, 06/13/2025 (B)	62	61
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl B
0.660%, 02/13/2026 (B)	280	275
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl A
0.450%, 09/15/2025 (B)	513	507
American Credit Acceptance Receivables Trust, Ser 2022-1, Cl A
0.990%, 12/15/2025 (B)	640	634
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl A
2.660%, 02/13/2026 (B)	575	575
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (B)	208	208
ARI Fleet Lease Trust, Ser 2020-A, Cl A3
1.800%, 08/15/2028 (B)	750	744
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (B)	135	133
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (B)	875	876
Avid Automobile Receivables Trust, Ser 2021-1, Cl A
0.610%, 01/15/2025 (B)	119	117
Capital One Prime Auto Receivables Trust, Ser 2020-1, Cl A3
1.600%, 11/15/2024	397	395
CarMax Auto Owner Trust, Ser 2018-2, Cl C
3.570%, 12/15/2023	400	400

SEI Daily Income Trust / Quarterly Report / April 30, 2022	5

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Carmax Auto Owner Trust, Ser 2019-1, Cl A3
3.050%, 03/15/2024	$216	$216
Carmax Auto Owner Trust, Ser 2019-3, Cl C
2.600%, 06/16/2025	375	370
Carmax Auto Owner Trust, Ser 2021-1, Cl A3
0.340%, 12/15/2025	900	879
CarMax Auto Owner Trust, Ser 2021-2, Cl A3
0.520%, 02/17/2026	625	601
CarMax Auto Owner Trust, Ser 2022-2, Cl A2A
2.810%, 05/15/2025	1,135	1,135
Carvana Auto Receivables Trust, Ser 2021- N1, Cl A
0.700%, 01/10/2028	802	775
Carvana Auto Receivables Trust, Ser 2021- N2, Cl A1
0.320%, 03/10/2028	29	29
Carvana Auto Receivables Trust, Ser 2021- N2, Cl B
0.750%, 03/10/2028	162	157
Carvana Auto Receivables Trust, Ser 2021- N3, Cl B
0.660%, 06/12/2028	856	841
Carvana Auto Receivables Trust, Ser 2021- P3, Cl A2
0.380%, 01/10/2025	207	205
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (B)	587	571
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (B)	52	52
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (B)	252	253
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
0.784%, ICE LIBOR USD 1 Month + 0.230%, 04/15/2033 (A)(B)	199	198
CPS Auto Receivables Trust, Ser 2021-A, Cl B
0.610%, 02/18/2025 (B)	304	303
CPS Auto Receivables Trust, Ser 2021-B, Cl A
0.370%, 03/17/2025 (B)	57	56
CPS Auto Receivables Trust, Ser 2021-B, Cl B
0.810%, 12/15/2025 (B)	455	447
CPS Auto Receivables Trust, Ser 2021-C, Cl B
0.840%, 07/15/2025 (B)	900	883
CPS Auto Receivables Trust, Ser 2022-A, Cl A
0.980%, 04/16/2029 (B)	1,155	1,143

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (B)	$673	$673
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (B)	650	649
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (B)	250	239
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A1
0.818%, ICE LIBOR USD 1 Month + 0.330%, 12/11/2034 (A)(B)	442	440
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (B)	338	331
Drive Auto Receivables Trust, Ser 2018-2, Cl D
4.140%, 08/15/2024	56	57
Drive Auto Receivables Trust, Ser 2021-1, Cl B
0.650%, 07/15/2025	385	383
DT Auto Owner Trust, Ser 2019-2A, Cl C
3.180%, 02/18/2025 (B)	84	84
DT Auto Owner Trust, Ser 2020-1A, Cl C
2.290%, 11/17/2025 (B)	875	873
DT Auto Owner Trust, Ser 2020-2A, Cl B
2.080%, 03/16/2026 (B)	717	718
DT Auto Owner Trust, Ser 2020-3A, Cl A
0.540%, 04/15/2024 (B)	243	243
DT Auto Owner Trust, Ser 2020-3A, Cl B
0.910%, 12/16/2024 (B)	915	910
DT Auto Owner Trust, Ser 2021-1A, Cl A
0.350%, 01/15/2025 (B)	239	238
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (B)	460	453
DT Auto Owner Trust, Ser 2021-2A, Cl A
0.410%, 03/17/2025 (B)	134	133
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (B)	220	215
DT Auto Owner Trust, Ser 2021-3A, Cl A
0.330%, 04/15/2025 (B)	381	377
DT Auto Owner Trust, Ser 2021-4A, Cl A
0.560%, 09/15/2025 (B)	925	912
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (B)	12	12
Enterprise Fleet Financing LLC, Ser 2019-2, Cl A2
2.290%, 02/20/2025 (B)	111	111

6	SEI Daily Income Trust / Quarterly Report / April 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A2
1.780%, 12/22/2025 (B)	$581	$580
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (B)	247	238
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (B)	1,071	1,044
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl D
3.530%, 11/15/2023 (B)	244	245
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl D
4.350%, 06/17/2024 (B)	215	216
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl B
0.500%, 02/18/2025	511	510
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B
0.570%, 09/15/2025	570	562
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl A2
2.190%, 11/17/2025	495	495
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (B)	205	199
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/2026 (B)	737	729
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (B)	2,729	2,690
Flagship Credit Auto Trust, Ser 2019-4, Cl A
2.170%, 06/17/2024 (B)	12	12
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/2024 (B)	25	25
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (B)	37	37
Flagship Credit Auto Trust, Ser 2020-4, Cl A
0.530%, 04/15/2025 (B)	215	214
Flagship Credit Auto Trust, Ser 2021-1, Cl A
0.310%, 06/16/2025 (B)	200	198
Flagship Credit Auto Trust, Ser 2021-2, Cl A
0.370%, 12/15/2026 (B)	305	302
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (B)	285	271
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (B)	245	239
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (B)	170	170

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables Trust, Ser 2021-1, Cl A2
0.400%, 08/15/2024 (B)	$46	$46
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A2
0.400%, 04/15/2025 (B)	161	159
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (B)	130	125
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (B)	130	128
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl B
0.820%, 04/15/2025 (B)	515	512
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (B)	474	469
GLS Auto Receivables Trust, Ser 2021-2A, Cl A
0.310%, 11/15/2024 (B)	80	80
GLS Auto Receivables Trust, Ser 2021-2A, Cl B
0.770%, 09/15/2025 (B)	390	383
GM Financial Automobile Leasing Trust, Ser 2020-1, Cl B
1.840%, 12/20/2023	450	450
GM Financial Consumer Automobile Receivables Trust, Ser 2018-4, Cl A3
3.210%, 10/16/2023	23	23
Harley-Davidson Motorcycle Trust, Ser 2022-A, Cl A2A
2.450%, 05/15/2025	985	982
Honda Auto Receivables Owner Trust, Ser 2020-1, Cl A3
1.610%, 04/22/2024	248	248
Hyundai Auto Lease Securitization Trust, Ser 2021-A, Cl B
0.610%, 10/15/2025 (B)	550	536
JPMorgan Chase Bank, Ser 2020-1, Cl B
0.991%, 01/25/2028 (B)	305	302
JPMorgan Chase Bank, Ser 2020-2, Cl B
0.840%, 02/25/2028 (B)	666	655
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026 (B)	554	541
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (B)	631	617
Mercedes-Benz Auto Lease Trust, Ser 2020- B, Cl A3
0.400%, 11/15/2023	461	458

SEI Daily Income Trust / Quarterly Report / April 30, 2022	7

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Prestige Auto Receivables Trust, Ser 2021-1A, Cl A2
0.550%, 09/16/2024 (B)	$399	$396
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (B)	28	28
Santander Drive Auto Receivables Trust, Ser 2019-3, Cl C
2.490%, 10/15/2025	59	59
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	100	100
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	665	657
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl C
0.750%, 02/17/2026	875	864
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	185	183
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl B
0.600%, 12/15/2025	235	232
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl C
1.260%, 02/16/2027	1,900	1,801
Santander Retail Auto Lease Trust, Ser 2019-B, Cl C
2.770%, 08/21/2023 (B)	750	750
Santander Retail Auto Lease Trust, Ser 2021-B, Cl A2
0.310%, 01/22/2024 (B)	281	279
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl B
1.610%, 03/17/2025 (B)	920	919
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl A
0.740%, 04/15/2024 (B)	190	189
UNIFY Auto Receivables Trust, Ser 2021-1A, Cl A2
0.390%, 02/15/2024 (B)	75	75
United Auto Credit Securitization Trust, Ser 2021-1, Cl B
0.680%, 03/11/2024 (B)	825	823
United Auto Credit Securitization Trust, Ser 2022-1, Cl A
1.110%, 07/10/2024 (B)	254	253
United Auto Credit Securitization Trust, Ser 2022-1, Cl B
2.100%, 03/10/2025 (B)	440	433

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2018-3A, Cl D
4.000%, 10/16/2023 (B)	$110	$110
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl C
2.840%, 07/15/2024 (B)	114	115
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl E
4.020%, 04/15/2025 (B)	560	562
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.560%, 05/15/2024 (B)	286	285
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl B
0.780%, 11/17/2025 (B)	330	327
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/2026 (B)	400	393
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/2025 (B)	195	193
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (B)	220	213
		49,503

Credit Card — 0.4%
Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	136	136
Citibank Credit Card Issuance Trust, Ser 2018-A3, Cl A3
3.290%, 05/23/2025	280	282
Citibank Credit Card Issuance Trust, Ser 2018-A6, Cl A6
3.210%, 12/07/2024	500	504
Mercury Financial Credit Card Master Trust, Ser 2021-1A, Cl A
1.540%, 03/20/2026 (B)	510	494
		1,416

Miscellaneous Business Services — 12.2%
Accredited Mortgage Loan Trust, Ser 2004- 4, Cl A1A
1.348%, ICE LIBOR USD 1 Month + 0.680%, 01/25/2035 (A)	36	35
Affirm Asset Securitization Trust, Ser 2020- Z1, Cl A
3.460%, 10/15/2024 (B)	59	59
Affirm Asset Securitization Trust, Ser 2020- Z2, Cl A
1.900%, 01/15/2025 (B)	162	160

8	SEI Daily Income Trust / Quarterly Report / April 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/2025 (B)	$130	$129
Affirm Asset Securitization Trust, Ser 2021-B, Cl A
1.030%, 08/17/2026 (B)	355	340
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (B)	473	464
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (B)	247	241
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (B)	741	732
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (B)	330	322
Apidos CLO XII, Ser 2018-12A, Cl AR
2.124%, ICE LIBOR USD 3 Month + 1.080%, 04/15/2031 (A)(B)	600	597
Apidos CLO XV, Ser 2018-15A, Cl A1RR
2.073%, ICE LIBOR USD 3 Month + 1.010%, 04/20/2031 (A)(B)	530	526
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (B)	229	216
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (B)	265	260
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (B)	275	265
Barings CLO, Ser 2018-3A, Cl A1
2.013%, ICE LIBOR USD 3 Month + 0.950%, 07/20/2029 (A)(B)	272	270
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	147	143
Benefit Street Partners CLO X, Ser 2021-10A, Cl X
1.663%, ICE LIBOR USD 3 Month + 0.600%, 04/20/2034 (A)(B)	124	124
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
1.994%, ICE LIBOR USD 3 Month + 0.950%, 10/15/2030 (A)(B)	600	596
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (B)	653	638
BSPRT Mortgage Trust, Ser 2022-FL8, Cl A
1.767%, SOFR30A + 1.500%, 02/15/2037 (A)(B)	425	422

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Carbone CLO, Ser 2017-1A, Cl A1
2.203%, ICE LIBOR USD 3 Month + 1.140%, 01/20/2031 (A)(B)	$250	$248
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
2.014%, ICE LIBOR USD 3 Month + 0.970%, 04/17/2031 (A)(B)	648	642
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
2.043%, ICE LIBOR USD 3 Month + 0.980%, 07/20/2031 (A)(B)	775	768
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (B)	193	189
CIFC Funding, Ser 2017-1A, Cl ARR
2.246%, ICE LIBOR USD 3 Month + 1.110%, 01/22/2031 (A)(B)	325	323
CIFC Funding, Ser 2018-2A, Cl A1
2.103%, ICE LIBOR USD 3 Month + 1.040%, 04/20/2031 (A)(B)	300	298
CIFC Funding, Ser 2018-3A, Cl AR
1.914%, ICE LIBOR USD 3 Month + 0.870%, 04/19/2029 (A)(B)	658	656
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(B)	4	4
CNH Equipment Trust, Ser 2019-A, Cl A3
3.010%, 04/15/2024	32	32
CNH Equipment Trust, Ser 2019-A, Cl B
3.340%, 07/15/2026	825	828
CNH Equipment Trust, Ser 2019-B, Cl B
2.870%, 11/16/2026	500	500
Conn’s Receivables Funding LLC, Ser 2020-A, Cl A
1.710%, 06/16/2025 (B)	15	15
Crossroads Asset Trust, Ser 2021-A, Cl A2
0.820%, 03/20/2024 (B)	189	188
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (B)	609	608
Dewolf Park CLO, Ser 2021-1A, Cl AR
1.964%, ICE LIBOR USD 3 Month + 0.920%, 10/15/2030 (A)(B)	600	596
Dext ABS, Ser 2021-1, Cl A
1.120%, 02/15/2028 (B)	204	199
DLLMT LLC, Ser 2021-1A, Cl A2
0.600%, 03/20/2024 (B)	325	321
DLLST LLC, Ser 2022-1A, Cl A2
2.790%, 01/22/2024 (B)	390	390
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (B)	129	128
Ford Credit Floorplan Master Owner Trust A, Ser 2019-2, Cl B
3.250%, 04/15/2026	400	397

SEI Daily Income Trust / Quarterly Report / April 30, 2022	9

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
FREED ABS Trust, Ser 2021-3FP, Cl A
0.620%, 11/20/2028 (B)	$63	$63
FREED ABS Trust, Ser 2022-1FP, Cl A
0.940%, 03/19/2029 (B)	115	114
Goldentree Loan Management US CLO 2, Ser 2021-2A, Cl AR
1.973%, ICE LIBOR USD 3 Month + 0.910%, 11/20/2030 (A)(B)	400	397
GreatAmerica Leasing Receivables Funding LLC, Ser 2021-2, Cl A2
0.380%, 03/15/2024 (B)	390	383
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	119	115
HPEFS Equipment Trust, Ser 2021-2A, Cl B
0.610%, 09/20/2028 (B)	225	216
HPS Loan Management, Ser 2021-19, Cl XR
1.784%, ICE LIBOR USD 3 Month + 0.600%, 01/25/2034 (A)(B)	184	184
KKR CLO 11, Ser 2017-11, Cl AR
2.224%, ICE LIBOR USD 3 Month + 1.180%, 01/15/2031 (A)(B)	325	324
KKR CLO 21, Ser 2018-21, Cl A
2.044%, ICE LIBOR USD 3 Month + 1.000%, 04/15/2031 (A)(B)	465	461
Kubota Credit Owner Trust, Ser 2020-2A, Cl A2
0.410%, 06/15/2023 (B)	28	28
Kubota Credit Owner Trust, Ser 2020-2A, Cl A3
0.590%, 10/15/2024 (B)	125	123
LCM XXIII, Ser 2020-23A, Cl A1R
2.133%, ICE LIBOR USD 3 Month + 1.070%, 10/20/2029 (A)(B)	540	538
LCM XXIV, Ser 2021-24A, Cl AR
2.043%, ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (A)(B)	540	537
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
2.098%, ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (A)(B)	500	497
Madison Park Funding XXX, Ser 2018-30A, Cl A
1.794%, ICE LIBOR USD 3 Month + 0.750%, 04/15/2029 (A)(B)	850	843
Magnetite VIII, Ser 2018-8A, Cl AR2
2.024%, ICE LIBOR USD 3 Month + 0.980%, 04/15/2031 (A)(B)	685	682
Magnetite XVI, Ser 2018-16A, Cl AR
1.844%, ICE LIBOR USD 3 Month + 0.800%, 01/18/2028 (A)(B)	593	590

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2021-1A, Cl A
0.600%, 06/16/2031 (B)	$31	$31
Marlette Funding Trust, Ser 2021-2A, Cl A
0.510%, 09/15/2031 (B)	96	95
Marlette Funding Trust, Ser 2021-3A, Cl A
0.650%, 12/15/2031 (B)	185	182
Marlette Funding Trust, Ser 2022-1A, Cl A
1.360%, 04/15/2032 (B)	770	763
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	72	71
MF1, Ser 2022-FL8, Cl A
1.617%, SOFR30A + 1.350%, 02/19/2037 (A)(B)	400	394
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	109	109
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062 (A)(B)	67	66
MMAF Equipment Finance LLC, Ser 2019-A, Cl A3
2.840%, 11/13/2023 (B)	41	41
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A2
0.380%, 08/14/2023 (B)	287	285
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (B)	110	104
Navient Private Education Refi Loan Trust, Ser 2020-CA, Cl A1
1.304%, ICE LIBOR USD 1 Month + 0.750%, 11/15/2068 (A)(B)	20	20
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	547	525
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	216	201
Navient Student Loan Trust, Ser 2018-1A, Cl A2
1.018%, ICE LIBOR USD 1 Month + 0.350%, 03/25/2067 (A)(B)	147	147
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
1.974%, ICE LIBOR USD 3 Month + 0.930%, 10/18/2029 (A)(B)	910	904
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
1.964%, ICE LIBOR USD 3 Month + 0.920%, 10/18/2030 (A)(B)	600	595

10	SEI Daily Income Trust / Quarterly Report / April 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NYCTL Trust, Ser 2019-A, Cl A
2.190%, 11/10/2032 (B)	$79	$78
NYCTL Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (B)	875	863
OCP CLO, Ser 2018-5A, Cl A1R
2.294%, ICE LIBOR USD 3 Month + 1.080%, 04/26/2031 (A)(B)	135	134
Octagon Investment Partners XVI, Ser 2018-1A, Cl A1R
2.064%, ICE LIBOR USD 3 Month + 1.020%, 07/17/2030 (A)(B)	250	248
Octagon Investment Partners XXI, Ser 2021-1A, Cl XR3
1.045%, ICE LIBOR USD 3 Month + 0.650%, 02/14/2031 (A)(B)	50	50
OHA Credit Funding 10, Ser 2021-10A, Cl X
0.996%, ICE LIBOR USD 3 Month + 0.750%, 01/18/2036 (A)(B)	555	555
Onemain Financial Issuance Trust, Ser 2018-1A, Cl A
3.300%, 03/14/2029 (B)	19	19
OneMain Financial Issuance Trust, Ser 2019-1A, Cl A
3.480%, 02/14/2031 (B)	4	4
OZLM VII, Ser 2018-7RA, Cl A1R
2.054%, ICE LIBOR USD 3 Month + 1.010%, 07/17/2029 (A)(B)	488	486
OZLM VIII, Ser 2021-8A, Cl A1R3
2.024%, ICE LIBOR USD 3 Month + 0.980%, 10/17/2029 (A)(B)	362	360
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
1.844%, ICE LIBOR USD 3 Month + 0.800%, 10/15/2029 (A)(B)	777	771
PFS Financing, Ser 2020-A, Cl A
1.270%, 06/15/2025 (B)	365	358
PFS Financing, Ser 2020-B, Cl A
1.210%, 06/15/2024 (B)	360	360
PFS Financing, Ser 2020-E, Cl A
1.000%, 10/15/2025 (B)	740	714
PFS Financing, Ser 2020-G, Cl A
0.970%, 02/15/2026 (B)	750	715
SCF Equipment Leasing LLC, Ser 2021-1A, Cl A2
0.420%, 08/20/2026 (B)	199	198
SCF Equipment Leasing LLC, Ser 2022-1A, Cl A2
2.060%, 02/22/2028 (B)	690	678
Sequoia Infrastructure Funding I, Ser 2021- 1A, Cl A
2.444%, ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (A)(B)	698	696

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC, Ser 2018-2A, Cl A
3.500%, 06/20/2035 (B)	$53	$52
SMB Private Education Loan Trust, Ser 2021-A, Cl A1
1.054%, ICE LIBOR USD 1 Month + 0.500%, 01/15/2053 (A)(B)	152	152
SoFi Consumer Loan Program, Ser 2019-3, Cl C
3.350%, 05/25/2028 (B)	126	126
SoFi Consumer Loan Program, Ser 2020-1, Cl A
2.020%, 01/25/2029 (B)	20	20
SoFi Consumer Loan Program, Ser 2021-1, Cl A
0.490%, 09/25/2030 (B)	254	249
Stratus CLO, Ser 2021-2A, Cl A
1.963%, ICE LIBOR USD 3 Month + 0.900%, 12/28/2029 (A)(B)	621	617
Structured Asset Investment Loan Trust, Ser 2005-6, Cl M2
1.448%, ICE LIBOR USD 1 Month + 0.780%, 07/25/2035 (A)	123	123
Symphony CLO XIV, Ser 2019-14A, Cl AR
1.988%, ICE LIBOR USD 3 Month + 0.950%, 07/14/2026 (A)(B)	114	114
Symphony CLO XVIII, Ser 2021-18A, Cl X
1.934%, ICE LIBOR USD 3 Month + 0.750%, 07/23/2033 (A)(B)	338	337
Symphony Static CLO I, Ser 2021-1A, Cl A
2.014%, ICE LIBOR USD 3 Month + 0.830%, 10/25/2029 (A)(B)	555	553
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	18	18
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	221	220
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	212	211
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	195	191
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
1.268%, ICE LIBOR USD 1 Month + 0.600%, 02/25/2057 (A)(B)	180	180
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	79	78

SEI Daily Income Trust / Quarterly Report / April 30, 2022	11

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058 (A)(B)	$52	$51
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.668%, ICE LIBOR USD 1 Month + 1.000%, 05/25/2058 (A)(B)	296	294
Towd Point Mortgage Trust, Ser 2019-HY3, Cl A1A
1.668%, ICE LIBOR USD 1 Month + 1.000%, 10/25/2059 (A)(B)	456	454
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068 (A)(B)	580	569
Treman Park CLO, Ser 2018-1A, Cl ARR
2.133%, ICE LIBOR USD 3 Month + 1.070%, 10/20/2028 (A)(B)	244	244
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030 (B)	137	136
Upstart Securitization Trust, Ser 2021-2, Cl A
0.910%, 06/20/2031 (B)	282	276
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (B)	408	396
Verizon Owner Trust, Ser 2019-B, Cl B
2.400%, 12/20/2023	300	300
Verizon Owner Trust, Ser 2019-C, Cl A1A
1.940%, 04/22/2024	44	44
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	237	237
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	545	537
Verizon Owner Trust, Ser 2020-B, Cl B
0.680%, 02/20/2025	220	212
Verizon Owner Trust, Ser 2020-C, Cl A
0.410%, 04/21/2025	175	171
Vibrant CLO VI, Ser 2021-6A, Cl AR
1.878%, ICE LIBOR USD 3 Month + 0.950%, 06/20/2029 (A)(B)	344	343
Volvo Financial Equipment LLC, Ser 2020- 1A, Cl A3
0.510%, 10/15/2024 (B)	375	369
Voya CLO, Ser 2018-2A, Cl A1R
2.154%, ICE LIBOR USD 3 Month + 0.970%, 04/25/2031 (A)(B)	475	473
Voya CLO, Ser 2020-1A, Cl AR
2.104%, ICE LIBOR USD 3 Month + 1.060%, 04/15/2031 (A)(B)	575	571

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2020-2A, Cl A1RR
2.064%, ICE LIBOR USD 3 Month + 1.020%, 04/17/2030 (A)(B)	$497	$495
Voya CLO, Ser 2021-1A, Cl A1R
1.994%, ICE LIBOR USD 3 Month + 0.950%, 04/17/2030 (A)(B)	760	756
		41,953

Mortgage Related — 0.0%
Asset Backed Securities Home Equity Loan Trust, Ser 2006-HE1, Cl A4
1.268%, ICE LIBOR USD 1 Month + 0.600%, 01/25/2036 (A)	44	44

Non-Agency Mortgage-Backed Obligations — 0.6%
Benchmark Mortgage Trust, Ser B17, Cl A2
2.211%, 03/15/2053	320	306
CFMT LLC, Ser 2022-EBO2, Cl A
3.169%, 07/25/2054 (A)(B)	200	200
COMM Mortgage Trust, Ser CR18, Cl ASB
3.452%, 07/15/2047	436	438
JPMBB Commercial Mortgage Securities Trust, Ser C26, Cl ASB
3.288%, 01/15/2048	322	321
JPMBB Commercial Mortgage Securities Trust, Ser C31, Cl ASB
3.540%, 08/15/2048	134	134
JPMBB Commercial Mortgage Securities Trust, Ser C32, Cl A2
2.816%, 11/15/2048	222	223
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C19, Cl ASB
3.326%, 12/15/2047	103	103
Towd Point Mortgage Trust, Ser 2022-EBO1, Cl A
2.161%, 01/25/2052 (A)(B)	481	477
		2,202

Total Asset-Backed Securities (Cost $96,269) ($ Thousands)		95,118

U.S. TREASURY OBLIGATIONS — 15.4%
U.S. Treasury Bills
1.616%, 03/23/2023 (C)	3,625	3,566
0.634%, 01/26/2023 (C)(D)	3,500	3,458
0.392%, 12/29/2022 (C)	1,725	1,708
0.366%, 07/21/2022 (C)	1,700	1,697
0.240%, 12/01/2022 (C)	1,750	1,735
0.220%, 07/07/2022 (C)	850	849
0.160%, 11/03/2022 (C)	2,000	1,986
0.130%, 06/16/2022 (C)	850	849

12	SEI Daily Income Trust / Quarterly Report / April 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
0.500%, 03/15/2023	$13,025	$12,859
0.250%, 06/15/2024	4,600	4,363
0.125%, 01/31/2023	5,075	5,009
0.125%, 05/15/2023	13,800	13,508
0.125%, 10/15/2023	1,865	1,802

Total U.S. Treasury Obligations (Cost $54,095) ($ Thousands)		53,389

MORTGAGE-BACKED SECURITIES — 11.8%

Agency Mortgage-Backed Obligations — 2.2%
FHLMC
2.250%, 03/25/2025	1,775	1,744
2.149%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.079%, 02/01/2030(A)	5	5
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	138	138
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	300	296
FHLMC REMIC, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	137	136
FHLMC REMIC, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	276	272
FHLMC REMIC, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	111	112
FNMA
6.000%, 01/01/2027	6	6
5.500%, 12/01/2023 to 12/01/2024	6	7
5.000%, 02/01/2023 to 03/01/2025	1	1
3.500%, 08/01/2032	349	351
3.000%, 10/01/2030 to 12/01/2030	638	635
2.465%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.215%, 01/01/2029(A)	3	3
2.233%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.120%, 11/01/2025(A)	–	–
2.160%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.095%, 11/01/2023(A)	–	–
2.154%, ICE LIBOR USD 6 Month + 1.834%, 09/01/2024(A)	5	5
2.053%, ICE LIBOR USD 6 Month + 1.774%, 09/01/2024(A)	2	2
2.045%, 05/01/2028(A)	–	–
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/2023	–	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2001-33, Cl FA
1.118%, ICE LIBOR USD 1 Month + 0.450%, 07/25/2031(A)	$3	$3
FNMA REMIC, Ser 2002-64, Cl FG
0.804%, ICE LIBOR USD 1 Month + 0.250%, 10/18/2032(A)	1	1
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	131	125
FNMA REMIC, Ser 2013-97, Cl KA
3.000%, 11/25/2031	31	31
FNMA REMIC, Ser 2015-46, Cl BA
3.000%, 05/25/2041	4	4
FNMA, Ser 2017-M13, Cl FA
0.849%, ICE LIBOR USD 1 Month + 0.400%, 10/25/2024(A)	35	35
FREMF Mortgage Trust, Ser 2013-K32, Cl B
3.645%, 10/25/2046(A)(B)	655	654
FREMF Mortgage Trust, Ser 2013-K33, Cl B
3.611%, 08/25/2046(A)(B)	1,100	1,098
FREMF Mortgage Trust, Ser K22, Cl B
3.774%, 08/25/2045(A)(B)	870	872
FREMF Mortgage Trust, Ser K24, Cl B
3.627%, 11/25/2045(A)(B)	640	642
FREMF Mortgage Trust, Ser K28, Cl B
3.608%, 06/25/2046(A)(B)	200	200
GNMA, Ser 2010-151, Cl KA
3.000%, 09/16/2039	7	7
GNMA, Ser 2015-56, Cl LB
1.500%, 04/16/2040	265	263

		7,648

Non-Agency Mortgage-Backed Obligations — 9.6%
Angel Oak Mortgage Trust LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048(A)(B)	16	16
Angel Oak Mortgage Trust LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048(A)(B)	43	43
Angel Oak Mortgage Trust LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049(A)(B)	58	58
Angel Oak Mortgage Trust LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049(A)(B)	50	49
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	44	43
Angel Oak Mortgage Trust LLC, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	178	174

SEI Daily Income Trust / Quarterly Report / April 30, 2022	13

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust LLC, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	$228	$223
Angel Oak Mortgage Trust LLC, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	137	135
Angel Oak Mortgage Trust LLC, Ser 2020- R1, Cl A1
0.990%, 04/25/2053(A)(B)	124	121
Angel Oak Mortgage Trust LLC, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	328	305
Angel Oak Mortgage Trust LLC, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	288	269
Angel Oak Mortgage Trust LLC, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(B)	502	452
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	133	129
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.699%, 07/25/2035(A)	29	29
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.409%, 11/25/2035(A)	5	5
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	436	411
Bear Stearns ARM Trust, Ser 2005-3, Cl 2A1
3.104%, 06/25/2035(A)	17	17
Bear Stearns ARM Trust, Ser 2005-6, Cl 3A1
2.363%, 08/25/2035(A)	35	34
BFLD Trust, Ser 2020-OBRK, Cl A
2.604%, ICE LIBOR USD 1 Month + 2.050%, 11/15/2028(A)(B)	325	322
BPR Trust, Ser 2021-TY, Cl A
1.604%, ICE LIBOR USD 1 Month + 1.050%, 09/15/2038(A)(B)	960	943
BRAVO Residential Funding Trust, Ser 2020- NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	122	121
BRAVO Residential Funding Trust, Ser 2021- NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	161	152
BRAVO Residential Funding Trust, Ser 2021- NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	171	166
BRAVO Residential Funding Trust, Ser 2021- NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	293	284

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	$111	$108
BWAY Mortgage Trust, Ser 2015-1515, Cl A1
2.809%, 03/10/2033(B)	180	178
BX Commercial Mortgage Trust, Ser 2019- XL, Cl B
1.634%, ICE LIBOR USD 1 Month + 1.080%, 10/15/2036(A)(B)	374	371
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
1.474%, ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(A)(B)	555	552
BX Commercial Mortgage Trust, Ser 2021- SOAR, Cl B
1.425%, ICE LIBOR USD 1 Month + 0.870%, 06/15/2038(A)(B)	625	609
BX Commercial Mortgage Trust, Ser 2021- VINO, Cl A
1.206%, ICE LIBOR USD 1 Month + 0.652%, 05/15/2038(A)(B)	345	336
BX Commercial Mortgage Trust, Ser 2021- VOLT, Cl A
1.254%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(B)	275	269
BX Trust, Ser 2021-LGCY, Cl A
1.060%, ICE LIBOR USD 1 Month + 0.506%, 10/15/2023(A)(B)	600	578
BX Trust, Ser LBA6, Cl A
1.509%, TSFR1M + 1.000%, 01/15/2039(A)(B)	375	368
BX, Ser 2021-MFM1, Cl B
1.504%, ICE LIBOR USD 1 Month + 0.950%, 01/15/2034(A)(B)	550	533
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
1.489%, SOFR30A + 1.200%, 02/25/2050(A)(B)	290	284
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057(A)(B)	75	75
Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Cl A
4.149%, 01/10/2036(B)	275	277
Citigroup Commercial Mortgage Trust, Ser P3, Cl AAB
3.127%, 04/15/2049	585	579
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
2.525%, 09/25/2034(A)	7	6
Citigroup Mortgage Loan Trust, Ser 2006- AR2, Cl 1A1
2.791%, 03/25/2036(A)	42	36

14	SEI Daily Income Trust / Quarterly Report / April 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2018- RP2, Cl A1
3.079%, 02/25/2058(A)(B)	$144	$143
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	188	182
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	114	114
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	61	60
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	228	203
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	291	258
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(B)	122	121
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	534	477
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	523	480
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	10	10
COMM Mortgage Trust, Ser 2015-CR23, Cl A2
2.852%, 05/10/2048	221	220
Countrywide Home Loans, Ser 2004-29, Cl 1A1
1.208%, ICE LIBOR USD 1 Month + 0.540%, 02/25/2035(A)	7	7
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(B)	397	385
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	237	226
CSMC Trust, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(B)	401	378
CSMC Trust, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(B)	442	416
Deephaven Residential Mortgage Trust, Ser 2020-2, Cl A1
1.692%, 05/25/2065(B)	20	20
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	83	80
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	107	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059(A)(B)	$31	$30
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	60	60
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	62	57
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	162	148
ELP Commercial Mortgage Trust, Ser ELP, Cl A
1.256%, ICE LIBOR USD 1 Month + 0.701%, 11/15/2038(A)(B)	530	517
Extended Stay America Trust, Ser 2021- ESH, Cl B
1.935%, ICE LIBOR USD 1 Month + 1.380%, 07/15/2038(A)(B)	248	245
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
5.368%, ICE LIBOR USD 1 Month + 4.700%, 04/25/2028(A)	422	440
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ2, Cl M3
3.918%, ICE LIBOR USD 1 Month + 3.250%, 05/25/2025(A)	283	285
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.668%, ICE LIBOR USD 1 Month + 5.000%, 11/25/2024(A)	221	223
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
6.568%, ICE LIBOR USD 1 Month + 5.900%, 10/25/2028(A)	362	384
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(B)	75	73
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(B)	348	339
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	161	153
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(B)	268	252
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	775	694
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.096%, 11/19/2035(A)	68	65
GS Mortgage Securities Trust, Ser 2015-GS1, Cl AAB
3.553%, 11/10/2048	97	97

SEI Daily Income Trust / Quarterly Report / April 30, 2022	15

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2019- SL1, Cl A1
2.625%, 01/25/2059(A)(B)	$99	$99
GS Mortgage Securities Trust, Ser 2021- RENT, Cl A
1.325%, ICE LIBOR USD 1 Month + 0.700%, 11/21/2035(A)(B)	445	441
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.665%, 07/25/2035(A)	89	60
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.953%, 05/25/2037(A)	60	41
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.428%, ICE LIBOR USD 1 Month + 0.760%, 01/25/2035(A)	15	14
Impac CMB Trust, Ser 2005-2, Cl 1A1
1.188%, ICE LIBOR USD 1 Month + 0.520%, 04/25/2035(A)	19	19
Impac CMB Trust, Ser 2005-3, Cl A1
1.148%, ICE LIBOR USD 1 Month + 0.480%, 08/25/2035(A)	20	19
Impac CMB Trust, Ser 2005-5, Cl A1
1.308%, ICE LIBOR USD 1 Month + 0.320%, 08/25/2035(A)	13	13
Impac CMB Trust, Ser 2005-8, Cl 1A
1.188%, ICE LIBOR USD 1 Month + 0.520%, 02/25/2036(A)	41	40
Imperial Fund Mortgage Trust, Ser 2021- NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	381	352
Imperial Fund Mortgage Trust, Ser 2021- NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	260	238
Imperial Fund Mortgage Trust, Ser 2021- NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	242	218
JPMorgan Chase Bank, Ser 2021-CL1, Cl M1
1.589%, SOFR30A + 1.300%, 03/25/2051(A)(B)	446	436
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.907%, 08/25/2035(A)	17	15
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.049%, 05/25/2037(A)	36	34
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.859%, 10/25/2029(A)(B)	146	142
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
1.418%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2046(A)(B)	128	127

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
1.354%, ICE LIBOR USD 1 Month + 0.800%, 05/15/2036(A)(B)	$190	$188
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(B)	1,310	1,303
LSTAR Securities Investment, Ser 2019-4, Cl A1
4.300%, ICE LIBOR USD 1 Month + 2.500%, 05/01/2024(A)(B)	236	233
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A
1.418%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2055(A)(B)	830	820
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-3, Cl 2A1
3.020%, 06/25/2037(A)	45	31
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(B)	76	74
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	105	101
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	196	187
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(B)	208	199
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	228	208
MHC Commercial Mortgage Trust, Ser 2021- MHC, Cl B
1.655%, ICE LIBOR USD 1 Month + 1.101%, 04/15/2038(A)(B)	1,670	1,624
MHP, Ser 2021-STOR, Cl A
1.254%, ICE LIBOR USD 1 Month + 0.700%, 07/15/2038(A)(B)	155	151
MHP, Ser MHIL, Cl A
1.324%, TSFR1M + 0.815%, 01/15/2027(A)(B)	205	200
Mill City Mortgage Loan Trust, Ser 2021- NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	182	173
Morgan Stanley Capital I Trust, Ser 2012- STAR, Cl A1
2.084%, 08/05/2034(B)	10	10
MortgageIT Trust, Ser 2005-5, Cl A1
1.188%, ICE LIBOR USD 1 Month + 0.520%, 12/25/2035(A)	38	38
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	116	114
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	270	267

16	SEI Daily Income Trust / Quarterly Report / April 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.978%, 09/25/2057(A)(B)	$131	$130
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	39	38
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	79	77
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	118	115
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	429	404
OBX Trust, Ser 2018-1, Cl A2
1.318%, ICE LIBOR USD 1 Month + 0.650%, 06/25/2057(A)(B)	19	19
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	342	318
Onslow Bay Mortgage Loan Trust, Ser 2021- NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	535	492
Paragon Mortgages No. 12 PLC, Ser 2006- 12A, Cl A2C
0.726%, ICE LIBOR USD 3 Month + 0.220%, 11/15/2038(A)(B)	62	60
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(B)	138	129
Residential Mortgage Loan Trust, Ser 2020- 1, Cl A1
2.376%, 01/26/2060(A)(B)	63	62
RFMSI Trust, Ser 2007-SA3, Cl 2A1
4.276%, 07/27/2037(A)	46	40
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
1.134%, ICE LIBOR USD 1 Month + 0.540%, 01/20/2035(A)	7	7
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	18	18
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(B)	511	476
Silverstone Master Issuer PLC, Ser 2022- 1A, Cl 1A
0.514%, U.S. SOFR + 0.380%, 01/21/2070(A)(B)	900	899
SREIT Trust, Ser MFP, Cl B
1.634%, ICE LIBOR USD 1 Month + 1.080%, 11/15/2038(A)(B)	475	461
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	184	174

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	$43	$43
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	50	49
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	81	79
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	316	296
Toorak Mortgage Corp, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	248	226
TTAN, Ser 2021-MHC, Cl B
1.655%, ICE LIBOR USD 1 Month + 1.100%, 03/15/2038(A)(B)	274	268
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(B)	51	51
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(B)	85	85
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(B)	34	34
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(B)	109	106
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	148	141
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	297	283
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	185	174
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	315	307
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	265	259
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	158	151
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.085%, 03/25/2036(A)	51	50
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	450	451
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	418	415

SEI Daily Income Trust / Quarterly Report / April 30, 2022	17

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	$189	$188

		33,405
Total Mortgage-Backed Securities (Cost $42,645) ($ Thousands)		41,053

MUNICIPAL BONDS — 4.0%

Arizona — 0.3%
City of Phoenix Civic Improvement, RB
2.163%, 07/01/2022	1,135	1,136

California — 0.6%
Golden State, Tobacco Securitization, RB
0.672%, 06/01/2023	985	963
Riverside County, Infrastructure Financing Authority, Ser B, RB
0.398%, 11/01/2022	740	735
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Ser B, RB
2.537%, 07/01/2022	435	436
University of California, Ser BF, RB
0.455%, 05/15/2022	130	130

		2,264

Connecticut — 0.2%
Connecticut State, Ser A, GO
2.000%, 07/01/2023	510	507

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Sub-Ser D-SUBORDINATE, RB
1.672%, 10/01/2023	320	315

Illinois — 0.2%
Chicago, Transit Authority, Sales Tax Receipts Fund, Ser B, RB
1.708%, 12/01/2022	135	135
State of Illinois, Sales Tax Revenue, Ser B, RB
1.900%, 06/15/2022	455	455

		590

Massachusetts — 0.3%
Massachusetts State, School Building Authority, Sub-Ser B, RB
2.078%, 10/15/2023	765	758

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Water Resources Authority, Ser C, RB
0.534%, 08/01/2022	$265	$265

		1,023

New York — 1.9%
City of New York New York, Ser D-2, GO
1.150%, 03/01/2023	1,055	1,045
New York City Housing Development, RB
2.324%, 01/01/2023	1,130	1,128
New York City Transitional Finance Authority Building Aid Revenue, Sub-Ser S-1B, RB
0.380%, 07/15/2023	2,200	2,143
New York State, Dormitory Authority, RB
0.267%, 03/15/2023	590	579
Port Authority of New York & New Jersey, Ser AAA, RB
1.086%, 07/01/2023	1,830	1,795

		6,690

South Carolina — 0.3%
South Carolina State, Public Service Authority, Ser E, RB
3.722%, 12/01/2023	1,100	1,112

Texas — 0.1%
Central Texas, Turnpike System, Ser B, RB
1.980%, 08/15/2042 (A)	245	245
Houston, Texas Airport System Revenue, Ser C, RB
0.883%, 07/01/2022	100	100

		345

Total Municipal Bonds (Cost $14,109) ($ Thousands)		13,982

COMMERCIAL PAPER — 0.3%
HSBC
0.250%, 06/10/2022 (B)(C)	900	899
Total Commercial Paper (Cost $900) ($ Thousands)		899

18	SEI Daily Income Trust / Quarterly Report / April 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 1.0%
BNP Paribas
0.280%, dated 04/29/2022 to be repurchased on 05/02/2022, repurchase price $3,400,079 (collateralized by U.S. Government obligations, ranging in par value $1,017 - $1,817,366, 1.500% - 5.000%, 12/01/2025 – 03/01/2052; with total market value $3,468,000) (E)	$3,400	$3,400
Total Repurchase Agreement (Cost $3,400) ($ Thousands)		3,400

Total Investments in Securities — 99.8% (Cost $350,915) ($ Thousands)		$345,529

A list of the open futures contracts held by the fund at April 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	24	Jun-2022	$5,154	$5,059	$(95)

Short Contracts
U.S. 5-Year Treasury Note	(6)	Jun-2022	$(706)	$(676)	$30
U.S. 10-Year Treasury Note	(15)	Jun-2022	(1,893)	(1,787)	106
U.S. Long Treasury Bond	(1)	Jun-2022	(154)	(141)	14

			(2,753)	(2,604)	150

			$2,401	$2,455	$55

Percentages are based on Net Assets of $346,199 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2022, the value of these securities amounted to $146,984 ($ Thousands), representing 42.5% of the Net Assets of the Fund.

(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(E)	Tri-Party Repurchase Agreement.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GMAC — General Motors Acceptance Corporation

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NASDAQ – National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

USD — U.S. Dollar

SEI Daily Income Trust / Quarterly Report / April 30, 2022	19

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Ultra Short Duration Bond Fund (Concluded)

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	137,688	–	137,688
Asset-Backed Securities	–	95,118	–	95,118
U.S. Treasury Obligations	–	53,389	–	53,389
Mortgage-Backed Securities	–	41,053	–	41,053
Municipal Bonds	–	13,982	–	13,982
Commercial Paper	–	899	–	899
Repurchase Agreement	–	3,400	–	3,400

Total Investments in Securities	–	345,529	–	345,529

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	150	–	–	150
Unrealized Depreciation	(95)	–	–	(95)

Total Other Financial Instruments	55	–	–	55

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

20	SEI Daily Income Trust / Quarterly Report / April 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Short Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 51.4%
U.S. Treasury Notes
2.625%, 06/30/2023	$35,397	$35,527
1.750%, 05/15/2023 (A)	96,500	96,066
1.000%, 12/15/2024	37,025	35,298
0.250%, 05/15/2024	53,025	50,425
0.250%, 06/15/2024	51,925	49,246
0.125%, 01/31/2023	39,750	39,238
0.125%, 02/28/2023	56,200	55,348

Total U.S. Treasury Obligations (Cost $371,771) ($ Thousands)		361,148

MORTGAGE-BACKED SECURITIES — 45.3%

Agency Mortgage-Backed Obligations — 43.4%
FHLMC
4.500%, 06/01/2022 to 12/01/2039	1,579	1,632
4.000%, 01/01/2033	4,754	4,890
3.500%, 01/01/2029 to 05/01/2034	13,381	13,427
3.000%, 11/01/2036 to 12/01/2046	7,466	7,175
2.708%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.363%, 06/01/2024(B)	1	1
2.616%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.237%, 04/01/2029(B)	2	2
2.500%, 02/01/2032	1,077	1,052
2.378%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.199%, 05/01/2024(B)	2	2
2.318%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.248%, 07/01/2024(B)	3	3
2.249%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.148%, 12/01/2023(B)	57	57
2.247%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.103%, 06/01/2024(B)	1	1
2.231%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.124%, 12/01/2023(B)	4	4
FHLMC Multifamily Structured Pass-Through Certificates, Ser K052, CI A1
2.598%, 01/25/2025	5,402	5,379
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, CI X1, IO
0.888%, 06/25/2027(B)	18,014	583
FHLMC Multifamily Structured Pass-Through Certificates, Ser K107, CI X1, IO
1.708%, 01/25/2030(B)	12,398	1,243

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.676%, 01/25/2031(B)	$13,596	$559
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.613%, 03/25/2031(B)	10,179	376
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.751%, 10/25/2026(B)	23,592	547
FHLMC Multifamily Structured Pass-Through Certificates, Ser K742, Cl X1, IO
0.869%, 03/25/2028(B)	7,592	257
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF35, Cl A
0.802%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2024(B)	2,120	2,119
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
0.942%, ICE LIBOR USD 1 Month + 0.490%, 02/25/2026(B)	3,511	3,510
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF62, Cl A
0.932%, ICE LIBOR USD 1 Month + 0.480%, 04/25/2026(B)	7,095	7,115
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF72, Cl A
0.952%, ICE LIBOR USD 1 Month + 0.500%, 10/25/2026(B)	4,428	4,416
FHLMC REMIC, Ser 2003-2571, Cl FY
1.304%, ICE LIBOR USD 1 Month + 0.750%, 12/15/2032(B)	2,330	2,363
FHLMC REMIC, Ser 2006-3148, Cl CF
0.954%, ICE LIBOR USD 1 Month + 0.400%, 02/15/2034(B)	96	96
FHLMC REMIC, Ser 2006-3153, Cl FX
0.904%, ICE LIBOR USD 1 Month + 0.350%, 05/15/2036(B)	69	69
FHLMC REMIC, Ser 2006-3174, Cl FA
0.854%, ICE LIBOR USD 1 Month + 0.300%, 04/15/2036(B)	1,370	1,364
FHLMC REMIC, Ser 2006-3219, Cl EF
0.954%, ICE LIBOR USD 1 Month + 0.400%, 04/15/2032(B)	2,021	2,022
FHLMC REMIC, Ser 2007-3339, Cl HF
1.074%, ICE LIBOR USD 1 Month + 0.520%, 07/15/2037(B)	2,042	2,054
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	810	831
FHLMC REMIC, Ser 2011-3788, Cl FA
1.084%, ICE LIBOR USD 1 Month + 0.530%, 01/15/2041(B)	2,918	2,938

SEI Daily Income Trust / Quarterly Report / April 30, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2011-3795, Cl EB
2.500%, 10/15/2039	$14	$14
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	194	10
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	260	12
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	45	–
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	384	9
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	155	9
FHLMC REMIC, Ser 2012-4114, Cl MB
3.000%, 10/15/2032	3,000	2,911
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	1,902	1,758
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	1,579	1,519
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	1,745	1,675
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	453	18
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	445	21
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	273	13
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	434	40
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	255	13
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	714	43
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	414	22
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	250	13
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	1,145	1,116
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	2,111	2,007
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	1,375	77
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	3,497	3,430
FHLMC REMIC, Ser 2015-4471, Cl GA
3.000%, 02/15/2044	1,279	1,231
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	582	54
FHLMC REMIC, Ser 2016-4558, Cl DC
3.000%, 07/15/2043	706	700
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	638	107

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	$601	$586
FHLMC REMIC, Ser 2017-4661, Cl HA
3.000%, 05/15/2043	1,635	1,640
FHLMC REMIC, Ser 2017-4664, Cl HA
3.500%, 08/15/2043	3,370	3,371
FHLMC REMIC, Ser 2017-4673, Cl HA
3.500%, 11/15/2043	2,069	2,078
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	763	739
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	781	169
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	2,487	341
FHLMC REMIC, Ser 2020-5018, Cl LW
1.000%, 10/25/2040	1,549	1,339
FHLMC REMIC, Ser 2020-5048, Cl A
1.000%, 06/15/2044	5,161	4,863
FHLMC Structured Pass-Through Certificates, Ser 2002-42, Cl A5
7.500%, 02/25/2042	211	237
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	2,055	332
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	1,020	60
FNMA
7.000%, 06/01/2037	3	3
6.500%, 05/01/2026 to 01/01/2036	63	67
6.000%, 02/01/2023 to 09/01/2024	60	61
5.500%, 09/01/2022 to 06/01/2038	139	148
4.500%, 04/01/2026 to 08/01/2044	4,243	4,411
4.000%, 05/01/2026 to 04/01/2042	4,446	4,555
3.850%, 01/01/2024	525	529
3.750%, 06/01/2022 to 09/01/2023	2,984	2,994
3.650%, 08/01/2023	94	94
3.500%, 10/01/2027 to 02/01/2045	21,884	21,918
3.100%, 01/01/2026	4,000	3,970
3.090%, 07/01/2022(B)	70	70
3.000%, 09/01/2027 to 11/01/2036	5,237	5,072
2.970%, 12/01/2022	3,195	3,201
2.960%, 01/01/2027	1,178	1,162
2.580%, 08/01/2022	2,047	2,045
2.570%, 01/01/2023	1,762	1,763
2.540%, 03/01/2023	574	575
2.500%, 10/01/2031 to 09/01/2036	9,695	9,375
2.313%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.246%, 08/01/2029(B)	58	58
2.280%, 11/01/2022	1,090	1,090
2.154%, ICE LIBOR USD 6 Month + 1.834%, 09/01/2024(B)	47	47

2	SEI Daily Income Trust / Quarterly Report / April 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.144%, ICE LIBOR USD 6 Month + 1.588%, 08/01/2027(B)	$21	$21
2.050%, 11/01/2023	1,182	1,168
2.045%, 05/01/2028(B)	1	1
1.721%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.520%, 12/01/2029(B)	12	12
0.802%, ICE LIBOR USD 1 Month + 0.350%, 01/01/2023(B)	652	651
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	929	873
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	480	23
FNMA Interest, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	2,305	456
FNMA REMIC, Ser 1992-61, Cl FA
1.318%, ICE LIBOR USD 1 Month + 0.650%, 10/25/2022(B)	–	–
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	1	1
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	–	–
FNMA REMIC, Ser 1994-77, Cl FB
2.168%, ICE LIBOR USD 1 Month + 1.500%, 04/25/2024(B)	–	–
FNMA REMIC, Ser 2002-53, CI FK
1.068%, ICE LIBOR USD 1 Month + 0.400%, 04/25/2032(B)	46	46
FNMA REMIC, Ser 2006-76, CI QF
1.068%, ICE LIBOR USD 1 Month + 0.400%, 08/25/2036(B)	233	233
FNMA REMIC, Ser 2006-79, CI DF
1.018%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2036(B)	182	182
FNMA REMIC, Ser 2007-47, CI DA
5.600%, 05/25/2037	237	253
FNMA REMIC, Ser 2007-64, CI FB
1.038%, ICE LIBOR USD 1 Month + 0.370%, 07/25/2037(B)	1,369	1,362
FNMA REMIC, Ser 2008-16, CI FA
1.368%, ICE LIBOR USD 1 Month + 0.700%, 03/25/2038(B)	627	637
FNMA REMIC, Ser 2009-110, CI FD
1.418%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2040(B)	2,927	2,979
FNMA REMIC, Ser 2009-112, CI FM
1.418%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2040(B)	1,890	1,923
FNMA REMIC, Ser 2009-82, CI FC
1.588%, ICE LIBOR USD 1 Month + 0.920%, 10/25/2039(B)	2,271	2,327

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2009-82, CI FD
1.518%, ICE LIBOR USD 1 Month + 0.850%, 10/25/2039(B)	$2,653	$2,709
FNMA REMIC, Ser 2010-4, CI PL
4.500%, 02/25/2040	693	705
FNMA REMIC, Ser 2010-56, CI AF
1.007%, ICE LIBOR USD 1 Month + 0.550%, 06/25/2040(B)	1,828	1,838
FNMA REMIC, Ser 2012-103, CI HB
1.500%, 09/25/2027	1,987	1,917
FNMA REMIC, Ser 2012-111, CI NI, IO
3.500%, 10/25/2027	634	42
FNMA REMIC, Ser 2012-140, CI PA
2.000%, 12/25/2042	2,927	2,649
FNMA REMIC, Ser 2012-27, CI PI, IO
4.500%, 02/25/2042	2,067	212
FNMA REMIC, Ser 2012-43, CI AI, IO
3.500%, 04/25/2027	2,856	165
FNMA REMIC, Ser 2012-47, CI QI, IO
5.512%, 05/25/2042(B)	77	8
FNMA REMIC, Ser 2012-53, CI BI, IO
3.500%, 05/25/2027	372	22
FNMA REMIC, Ser 2012-70, CI IW, IO
3.000%, 02/25/2027	685	23
FNMA REMIC, Ser 2012-93, CI IL, IO
3.000%, 09/25/2027	331	18
FNMA REMIC, Ser 2012-97, CI JI, IO
3.000%, 07/25/2027	875	40
FNMA REMIC, Ser 2012-98, CI BI, IO
6.000%, 01/25/2042	1,321	164
FNMA REMIC, Ser 2013-10, CI YA
1.250%, 02/25/2028	2,606	2,506
FNMA REMIC, Ser 2013-12, CI P
1.750%, 11/25/2041	525	510
FNMA REMIC, Ser 2013-121, CI FA
1.068%, ICE LIBOR USD 1 Month + 0.400%, 12/25/2043(B)	13,645	13,646
FNMA REMIC, Ser 2013-130, CI FQ
0.868%, ICE LIBOR USD 1 Month + 0.200%, 06/25/2041(B)	2,490	2,475
FNMA REMIC, Ser 2013-4, CI JB
1.250%, 02/25/2028	1,554	1,488
FNMA REMIC, Ser 2013-4, CI CB
1.250%, 02/25/2028	2,667	2,552
FNMA REMIC, Ser 2013-41, CI A
1.750%, 05/25/2040	497	496
FNMA REMIC, Ser 2013-9, CI PT
1.250%, 02/25/2028	1,388	1,329
FNMA REMIC, Ser 2013-98, CI ZA
4.500%, 09/25/2043	6,684	6,930
FNMA REMIC, Ser 2014-50, CI SC, IO
1.522%, 08/25/2044(B)	1,272	64

SEI Daily Income Trust / Quarterly Report / April 30, 2022	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2015-21, CI WI, IO
1.601%, 04/25/2055(B)	$1,098	$43
FNMA REMIC, Ser 2015-41, CI AG
3.000%, 09/25/2034	853	838
FNMA REMIC, Ser 2015-42, CI AI, IO
1.520%, 06/25/2055(B)	1,280	57
FNMA REMIC, Ser 2015-5, CI CP
3.000%, 06/25/2043	1,220	1,202
FNMA REMIC, Ser 2015-68, CI JI, IO
3.500%, 08/25/2030	221	16
FNMA REMIC, Ser 2015-68, CI HI, IO
3.500%, 09/25/2035	498	52
FNMA REMIC, Ser 2015-75, CI DB
3.000%, 08/25/2035	1,973	1,918
FNMA REMIC, Ser 2016-25, CI A
3.000%, 11/25/2042	322	321
FNMA REMIC, Ser 2016-3, CI JI, IO
3.500%, 02/25/2031	348	18
FNMA REMIC, Ser 2016-42, CI DA
3.000%, 07/25/2045	541	526
FNMA REMIC, Ser 2016-71, CI IN, IO
3.500%, 10/25/2046	498	90
FNMA REMIC, Ser 2017-15, CI BC
3.250%, 11/25/2043	2,449	2,403
FNMA REMIC, Ser 2017-34, CI JK
3.000%, 05/25/2047	634	621
FNMA REMIC, Ser 2017-35, CI AH
3.500%, 04/25/2053	1,974	1,960
FNMA REMIC, Ser 2017-47, CI AB
2.500%, 10/25/2041	2,954	2,947
FNMA REMIC, Ser 2017-68, CI BI, IO
6.000%, 09/25/2047	1,071	224
FNMA REMIC, Ser 2017-68, CI IB, IO
4.500%, 09/25/2047	2,258	397
FNMA REMIC, Ser 2018-13, CI MP
3.500%, 12/25/2057	3,064	3,019
FNMA REMIC, Ser 2018-77, CI PA
3.500%, 02/25/2048	488	482
FNMA REMIC, Ser 2019-6, CI GJ
3.000%, 02/25/2049	1,219	1,199
FNMA REMIC, Ser 2020-26, CI IA, IO
3.500%, 11/25/2039	4,189	486
FNMA REMIC, Ser 2020-26, CI AI, IO
3.000%, 04/25/2033	3,205	221
FNMA REMIC, Ser 2020-4, CI AP
2.500%, 02/25/2050	1,954	1,821
FNMA, Ser 2017-M13, CI FA
0.849%, ICE LIBOR USD 1 Month + 0.400%, 10/25/2024(B)	273	274
FNMA, Ser 2018-M12, CI FA
0.849%, ICE LIBOR USD 1 Month + 0.400%, 08/25/2025(B)	264	264

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2019-M21, CI X1, IO
1.559%, 05/25/2029(B)	$14,437	$1,180
GNMA
6.500%, 12/15/2037 to 02/20/2039	105	112
6.000%, 01/15/2024 to 06/15/2041	2,371	2,604
5.500%, 10/15/2034 to 02/15/2041	1,108	1,218
5.000%, 09/15/2039 to 04/15/2041	605	642
4.500%, 09/20/2049	1,718	1,757
4.000%, 07/15/2041 to 08/15/2041	60	62
3.500%, 06/20/2046	2,141	2,123
GNMA, Ser 2003-86, CI ZD
5.500%, 10/20/2033	2,377	2,508
GNMA, Ser 2010-116, CI GW
3.000%, 12/20/2039	221	221
GNMA, Ser 2010-26, CI JI, IO
5.000%, 02/16/2040	1,533	328
GNMA, Ser 2010-57, CI TI, IO
5.000%, 05/20/2040	733	143
GNMA, Ser 2010-68, CI WA
3.000%, 12/16/2039	1,255	1,237
GNMA, Ser 2011-131, CI PC
3.500%, 12/20/2040	95	96
GNMA, Ser 2012-126, CI IO, IO
3.500%, 10/20/2042	2,124	346
GNMA, Ser 2012-36, CI AB
3.000%, 10/20/2040	402	401
GNMA, Ser 2012-51, CI GI, IO
3.500%, 07/20/2040	301	17
GNMA, Ser 2012-84, CI TE
1.500%, 03/20/2042	1,738	1,656
GNMA, Ser 2013-129, CI AF
0.994%, ICE LIBOR USD 1 Month + 0.400%, 10/20/2039(B)	3,630	3,632
GNMA, Ser 2013-166, CI DA
3.500%, 06/20/2040	426	427
GNMA, Ser 2013-26, CI IK, IO
3.000%, 02/16/2043	407	54
GNMA, Ser 2013-47, CI IA, IO
4.000%, 03/20/2043	398	68
GNMA, Ser 2013-51, CI IB, IO
3.500%, 03/20/2027	407	23
GNMA, Ser 2014-4, CI BI, IO
4.000%, 01/20/2044	168	29
GNMA, Ser 2014-46, CI IO, IO
5.000%, 03/16/2044	681	104
GNMA, Ser 2014-55, CI LB
2.500%, 10/20/2040	229	225
GNMA, Ser 2014-56, CI BP
2.500%, 12/16/2039	1,146	1,114
GNMA, Ser 2015-119, CI ND
2.500%, 12/20/2044	2,227	2,161

4	SEI Daily Income Trust / Quarterly Report / April 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	$169	$9
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	102	4
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	1,199	231
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	951	126
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	139	21
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	425	12
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	1,422	1,394
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	674	127
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	193	186
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	394	22
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	1,151	203
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	988	64
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	1,069	153
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	1,481	260
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	1,607	80
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	1,226	179
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	255	50
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	342	72
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	727	129
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	1,159	194
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	1,389	259
GNMA, Ser 2017-95, Cl PG
2.500%, 12/20/2045	697	677
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	2,025	1,983
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	3,069	538
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	1,821	271
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	1,484	236

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	$2,432	$477
GNMA, Ser 2020-47, Cl AC
1.500%, 04/16/2050	4,897	4,367
UMBS TBA
4.000%, 05/01/2039	16,650	16,555
3.500%, 05/15/2051	8,915	8,645
3.000%, 05/15/2051	3,465	3,267

		304,206

Non-Agency Mortgage-Backed Obligations — 1.9%
Seasoned Credit Risk Transfer Trust, Ser 2018-2, Cl MA
3.500%, 11/25/2057	368	367
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	825	783
Seasoned Credit Risk Transfer Trust, Ser 2021-2, Cl TT
2.000%, 11/25/2060	11,226	10,619
Seasoned Credit Risk Transfer Trust, Ser 2021-3, Cl TT
2.000%, 03/25/2061	1,844	1,744

		13,513

Total Mortgage-Backed Securities (Cost $329,162) ($ Thousands)		317,719

REPURCHASE AGREEMENTS — 7.3%
BNP Paribas
0.280%, dated 04/29/2022 to be repurchased on 05/02/2022, repurchase price $24,500,572 (collateralized by U.S. Government obligations, ranging in par value $100 – 10,397,500, 0.000% – 7.500%, 02/15/2025 – 03/20/2052; with total market value $24,990,000) (C)	24,500	24,500

SEI Daily Income Trust / Quarterly Report / April 30, 2022	5

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Short Duration Government Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENTS (continued)
Deutsche Bank
0.300%, dated 04/29/2022 to be repurchased on 05/02/2022, repurchase price $26,600,665 (collateralized by U.S. Government obligations, ranging in par value $1,931,567 – $15,150,608, 2.500%, 12/01/2051 – 04/01/2052; with total market value $27,132,001) (C)	$26,600	$26,600

Total Repurchase Agreements (Cost $51,100) ($ Thousands)		51,100

Total Investments in Securities — 104.0% (Cost $752,033) ($ Thousands)		$729,967

A list of the open futures contracts held by the Fund at April 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	1,125	Jun-2022	$241,625	$237,164	$(4,461)

Short Contracts
U.S. 5-Year Treasury Note	(183)	Jun-2022	$(20,772)	$(20,619)	$153
U.S. 10-Year Treasury Note	(172)	Jun-2022	(20,747)	(20,495)	252
U.S. Long Treasury Bond	(40)	Jun-2022	(5,969)	(5,627)	342
Ultra 10-Year U.S. Treasury Note	(88)	Jun-2022	(11,881)	(11,352)	529

			(59,369)	(58,093)	1,276

			$182,256	$179,071	$(3,185)

Percentages are based on Net Assets of $701,593 ($Thousands).

(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Tri-Party Repurchase Agreement.

Cl	— Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount

LIBOR — London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

UMBS — Uniform Mortgage Backed Securities

USD — U.S. Dollar

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	361,148	–	361,148
Mortgage-Backed Securities	–	317,719	–	317,719
Repurchase Agreements	–	51,100	–	51,100

Total Investments in Securities	–	729,967	–	729,967

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,276	–	–	1,276
Unrealized Depreciation	(4,461)	–	–	(4,461)

Total Other Financial Instruments	(3,185)	–	–	(3,185)

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Daily Income Trust / Quarterly Report / April 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 100.0%

Agency Mortgage-Backed Obligations — 99.2%
FHLMC
3.650%, 04/01/2030	$306	$308
FHLMC Multifamily Structured Pass-Through
Certificates, Ser 1520, Cl X1, IO
0.578%, 02/25/2036(A)	603	28
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K066, Cl X1, IO
0.888%, 06/25/2027(A)	1,640	53
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K110, Cl X1, IO
1.814%, 04/25/2030(A)	1,147	122
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K116, Cl X1, IO
1.530%, 07/25/2030(A)	1,321	122
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K118, Cl X1, IO
1.053%, 09/25/2030(A)	1,518	98
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K123, Cl X1, IO
0.865%, 12/25/2030(A)	2,321	124
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K125, Cl X1, IO
0.676%, 01/25/2031(A)	2,994	123
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K128, Cl X1, IO
0.613%, 03/25/2031(A)	1,342	50
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K737, Cl X1, IO
0.751%, 10/25/2026(A)	2,150	50
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	129	6
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	174	8
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	30	–
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	248	6
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	170	8
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	294	14
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	189	9
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	177	9
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	269	14
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	277	263
FHLMC REMIC, Ser 2015-4446, Cl BI, IO
6.500%, 04/15/2039	217	44

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	$366	$34
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	139	26
FHLMC REMIC, Ser 2016-4636, Cl BI, IO
5.500%, 05/15/2040	222	45
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	167	148
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	70	15
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	232	32
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	296	35
FNMA
8.000%, 03/01/2027 to 09/01/2028	12	12
7.000%, 08/01/2032 to 09/01/2032	13	14
6.500%, 09/01/2032	23	24
3.260%, 06/01/2027	172	171
3.230%, 02/01/2027	137	136
2.000%, 03/01/2052 to 04/01/2052	810	716
FNMA Interest, Ser 2007-379, Cl 1, PO
0.000%, 05/25/2037(B)	531	460
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	60	3
FNMA Interest, Ser 2012-410, Cl C8, IO
4.000%, 04/25/2032	355	40
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/2022	–	–
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	185	29
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	46	3
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	235	13
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	129	16
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	400	26
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.601%, 04/25/2055(A)	137	5
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	45	2
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	62	11
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	71
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	180	32
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	312	307

SEI Daily Income Trust / Quarterly Report / April 30, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	$49	$47
FNMA REMIC, Ser 2019-31, Cl CB
3.000%, 07/25/2049	300	282
FNMA REMIC, Ser 2019-9, Cl CL
3.500%, 04/25/2048	652	642
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	366	42
FNMA, Ser 2019-M21, Cl X1, IO
1.559%, 05/25/2029(A)	1,334	109
FNMA, Ser 2020-M2, Cl X, IO
0.413%, 01/25/2030(A)	851	15
GNMA
8.000%, 12/15/2022 to 03/15/2032	58	60
7.750%, 10/15/2026	10	10
7.500%, 02/15/2027 to 10/15/2035	44	48
7.250%, 01/15/2028	7	7
6.500%, 10/15/2023 to 10/15/2038	185	202
6.000%, 12/15/2027 to 12/15/2040	450	486
5.000%, 07/20/2035 to 01/20/2045	78	83
4.500%, 08/15/2033 to 08/20/2049	2,238	2,341
4.000%, 06/15/2040 to 03/20/2048	1,318	1,354
4.000%, 01/15/2041(C)	322	334
3.875%, 05/15/2042 to 08/15/2042	857	880
3.500%, 03/20/2041 to 12/20/2050	8,816	8,741
3.000%, 10/15/2042 to 01/20/2052	10,910	10,462
2.500%, 07/20/2045 to 12/20/2051	11,559	10,753
2.000%, 11/20/2045 to 04/20/2052	7,869	7,168
GNMA TBA
5.000% - 5.500%, 01/15/2033
- 5/15/2045	732	811
4.000%, 03/20/2040 - 05/15/2051	539	620
2.000% - 3.500%, 05/15/2046
- 06/15/2051	2,553	2,329
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	302	65
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	329	64
GNMA, Ser 2011-131, Cl PZ
3.500%, 12/20/2040	301	303
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	215	205
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	260	42
GNMA, Ser 2012-140, Cl LD
1.750%, 10/20/2042	399	367
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	201	11
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	65	2
GNMA, Ser 2012-91, Cl NC
3.000%, 05/20/2042	302	293

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-149, Cl LZ
2.500%, 10/20/2043	$48	$44
GNMA, Ser 2013-169, Cl ZK
2.500%, 11/20/2043	54	50
GNMA, Ser 2013-187, Cl PE
2.000%, 09/20/2043	381	361
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	267	35
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	263	45
GNMA, Ser 2013-79, Cl BZ
3.000%, 05/20/2043	359	345
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043	70	67
GNMA, Ser 2014-119, Cl ZK
3.500%, 08/16/2044	342	337
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	339	23
GNMA, Ser 2014-133, Cl EP
3.500%, 09/20/2044	251	242
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	107	7
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	335	14
GNMA, Ser 2014-72, Cl ML
3.500%, 03/20/2044	383	372
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	453	60
GNMA, Ser 2015-168, Cl MI, IO
5.500%, 10/20/2037	372	68
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	365	54
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	271	19
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	280	8
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	159	24
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	347	65
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	180	29
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	57	55
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	255	41
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	263	15
GNMA, Ser 2016-136, Cl PJ
3.500%, 01/20/2046	364	352
GNMA, Ser 2016-136, Cl A
3.000%, 07/20/2044	557	522

2	SEI Daily Income Trust / Quarterly Report / April 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	$148	$25
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	298	52
GNMA, Ser 2016-18, Cl TA
2.000%, 10/20/2044	272	254
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	647	42
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	286	41
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	232	208
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	660	33
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	415	61
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	185	30
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	115	23
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	80	71
GNMA, Ser 2017-163, Cl YA
2.500%, 11/20/2047	225	203
GNMA, Ser 2017-163, Cl BC
2.500%, 11/20/2047	231	206
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	142	122
GNMA, Ser 2017-19, Cl AY
3.000%, 02/20/2047	436	415
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	221	46
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	337	57
GNMA, Ser 2018-1, Cl HB
2.500%, 01/20/2048	228	209
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	258	45
GNMA, Ser 2018-77, Cl JY
3.500%, 06/20/2048	246	240
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	156	23
GNMA, Ser 2020-115, Cl YA
1.000%, 08/20/2050	64	54
GNMA, Ser 2020-138, Cl LE
1.500%, 09/20/2050	190	164
GNMA, Ser 2020-146, Cl YK
1.000%, 10/20/2050	243	197
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	198	39

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	$689	$43

		59,220

Non-Agency Mortgage-Backed Obligations — 0.8%
Seasoned Credit Risk Transfer Trust, Ser 2018-2, Cl MA
3.500%, 11/25/2057	294	293
Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	214	210

		503

Total Mortgage-Backed Securities (Cost $63,364) ($ Thousands)		59,723

REPURCHASE AGREEMENT — 0.2%
BNP Paribas
0.280%, dated 04/29/2022 to be repurchased on 05/02/2022, repurchase price $100,002 (collateralized by U.S. Government obligations, ranging in par value $1,000 – 120,771, 2.000% – 3.000%, 03/01/2037 – 11/01/2051; with total market value $102,000) (D)	100	100

Total Repurchase Agreement (Cost $100) ($ Thousands)		100

Total Investments in Securities — 100.2% (Cost $63,464) ($ Thousands)		$59,823

SEI Daily Income Trust / Quarterly Report / April 30, 2022	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

GNMA Fund (Concluded)

A list of the open futures contracts held by the Fund at April 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	7	Jun-2022	$1,483	$1,476	$(7)
U.S. 5-Year Treasury Note	15	Jun-2022	1,766	1,690	(75)
U.S. 10-Year Treasury Note	2	Jun-2022	238	238	–
U.S. Long Treasury Bond	1	Jun-2022	154	141	(14)

			$3,641	$3,545	$(96)

Percentages are based on Net Assets of $59,704 ($ Thousands).

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D) Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

PO — Principal Only

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	59,723	–	59,723
Repurchase Agreement	–	100	–	100

Total Investments in Securities	–	59,823	–	59,823

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	–	–	–	–
Unrealized Depreciation	(96)	–	–	(96)

Total Other Financial Instruments	(96)	–	–	(96)

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Daily Income Trust / Quarterly Report / April 30, 2022